Shareholder Report, Holdings (Details)	Mar. 31, 2025
PGIM US Real Estate Fund - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class A [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
PGIM US Real Estate Fund - Class A [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM US Real Estate Fund - Class A [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM US Real Estate Fund - Class A [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM US Real Estate Fund - Class A [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM US Real Estate Fund - Class A [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US Real Estate Fund - Class A [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM US Real Estate Fund - Class A [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US Real Estate Fund - Class A [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Real Estate Fund - Class A [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
PGIM US Real Estate Fund - Class A [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM US Real Estate Fund - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class C [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
PGIM US Real Estate Fund - Class C [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM US Real Estate Fund - Class C [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM US Real Estate Fund - Class C [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM US Real Estate Fund - Class C [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM US Real Estate Fund - Class C [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US Real Estate Fund - Class C [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM US Real Estate Fund - Class C [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US Real Estate Fund - Class C [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Real Estate Fund - Class C [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
PGIM US Real Estate Fund - Class C [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM US Real Estate Fund - Class Z [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class Z [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
PGIM US Real Estate Fund - Class Z [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM US Real Estate Fund - Class Z [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM US Real Estate Fund - Class Z [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM US Real Estate Fund - Class Z [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM US Real Estate Fund - Class Z [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US Real Estate Fund - Class Z [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM US Real Estate Fund - Class Z [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US Real Estate Fund - Class Z [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Real Estate Fund - Class Z [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
PGIM US Real Estate Fund - Class Z [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM US Real Estate Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM US Real Estate Fund - Class R6 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
PGIM US Real Estate Fund - Class R6 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
PGIM US Real Estate Fund - Class R6 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
PGIM US Real Estate Fund - Class R6 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
PGIM US Real Estate Fund - Class R6 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
PGIM US Real Estate Fund - Class R6 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM US Real Estate Fund - Class R6 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM US Real Estate Fund - Class R6 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM US Real Estate Fund - Class R6 [Member] | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM US Real Estate Fund - Class R6 [Member] | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
PGIM US Real Estate Fund - Class R6 [Member] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Short Duration Muni Fund - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Muni Fund - Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
PGIM Short Duration Muni Fund - Class A [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
PGIM Short Duration Muni Fund - Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Short Duration Muni Fund - Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Muni Fund - Class A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM Short Duration Muni Fund - Class A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Short Duration Muni Fund - Class A [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Short Duration Muni Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Muni Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
PGIM Short Duration Muni Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
PGIM Short Duration Muni Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Short Duration Muni Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Muni Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM Short Duration Muni Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Short Duration Muni Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Short Duration Muni Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Muni Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
PGIM Short Duration Muni Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
PGIM Short Duration Muni Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Short Duration Muni Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Muni Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM Short Duration Muni Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Short Duration Muni Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Short Duration Muni Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Muni Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
PGIM Short Duration Muni Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
PGIM Short Duration Muni Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Short Duration Muni Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Short Duration Muni Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM Short Duration Muni Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Short Duration Muni Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Conservative Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Conservative Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Conservative Retirement Spending Fund - Class R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Conservative Retirement Spending Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
PGIM Conservative Retirement Spending Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
PGIM Enhanced Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PGIM Enhanced Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Enhanced Retirement Spending Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM Enhanced Retirement Spending Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PGIM Moderate Retirement Spending Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Fund Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Mutual Funds - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
PGIM Moderate Retirement Spending Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Affiliated Exchange-Traded Fund - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Moderate Retirement Spending Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PGIM Moderate Retirement Spending Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)